Financial Instruments - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 84,501,335	$ 2,759,678	$ 87,258,757
Less than 1 month [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	123,436	4,031	120,733
Less than 1 month [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	52,472,703	1,713,674	65,356,106
Less than 1 month [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	19,534,908	637,979	9,251,237
Less than 1 month [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	12,370,288	403,994	12,530,681
1 to 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	66,640,052	2,176,357	54,280,316
1 to 3 months [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	219,960	7,184	201,686
1 to 3 months [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	33,530,541	1,095,053	33,887,460
1 to 3 months [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	9,967,914	325,536	10,982,036
1 to 3 months [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	22,921,637	748,584	9,209,134
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	34,983,988	1,142,521	30,644,761
3 months to 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	884,309	28,880	790,427
3 months to 1 year [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	13,358,363	436,263	11,145,612
3 months to 1 year [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	9,505,587	310,437	9,652,804
3 months to 1 year [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	11,235,729	366,941	9,055,918
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	106,829,736	3,488,888	141,300,566
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	2,867,502	93,648	2,685,977
1-5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	4,478,467	146,260	20,498
1-5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	78,388,027	2,560,027	93,837,521
1-5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	21,095,740	688,953	44,756,570
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	14,373,773	469,424	10,899,888
More than 5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	5,505,095	179,787	5,147,266
More than 5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	83,594	2,730	74,643
More than 5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 8,785,084	$ 286,907	5,648,699
More than 5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts			$ 29,280